Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Table Of Minimum Future Payments Of Leases Under IFRS16 Lease Contracts As Lessee Explanatory [Table Text Block]

	Leases in U.S. dollars	Leases in local currency	Total December 31, 2022	Total December 31, 2021
Up to 1 year	272,181	36,957	309,138	442,973
From 1 to 5 years	2,824,095	332,634	3,156,729	3,954,784
More than 5 years	651,546	9,324	660,870	1,293,695

TOTAL			4,126,737	5,691,452